Other Liabilities, Provisions and Contingencies - Nature and Amount of Loss Contingencies (Detail) - MXN ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Provisions	$ 9,756	$ 9,928
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Provisions	5,403	5,421
Labor [member]
Disclosure of financial liabilities [line items]
Provisions	1,192	2,601
Legal [member]
Disclosure of financial liabilities [line items]
Provisions	$ 3,161	$ 1,906